Vessels and drydock - Operating vessels and drydock rollforward (Details) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 4,002,888
Fully depreciated assets	(17,095)
Fully depreciated assets	(17,095)
Property, plant and equipment	3,925,151
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,905,976
Additions	20,269
Fully depreciated assets	(16,396)
Property, plant and equipment	4,909,849
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(903,088)
Charge for the period	(98,006)
Fully depreciated assets	(16,396)
Property, plant and equipment	(984,698)
Vessels
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	3,924,147
Fully depreciated assets	(17,095)
Fully depreciated assets	(17,095)
Property, plant and equipment	3,845,295
Vessels | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	4,773,502
Additions	5,871
Fully depreciated assets	0
Property, plant and equipment	4,779,373
Vessels | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(849,355)
Charge for the period	(84,723)
Fully depreciated assets	0
Property, plant and equipment	(934,078)
Drydock
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	78,741
Fully depreciated assets	0
Fully depreciated assets	0
Property, plant and equipment	79,856
Drydock | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	132,474
Additions	14,398
Fully depreciated assets	(16,396)
Property, plant and equipment	130,476
Drydock | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(53,733)
Charge for the period	(13,283)
Fully depreciated assets	(16,396)
Property, plant and equipment	$ (50,620)